Accounting policies - Foreign currency transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 $ / $
Accounting policies
Exchange rate | $ / $	19.6629	20.6194
Gain loss recognized in change in ownership that do not result in loss of control | $	$ 0